Net Periodic Benefit Cost Recognized in Comprehensive Earnings (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Pension
Defined Benefit Plan Disclosure [Line Items]
Actuarial loss (gain)	$ 9,916	$ 105,546	$ (90,755)
Prior service cost	(422)	(445)	(449)
Actuarial gain (loss)	(17,159)	(4,045)	(15,679)
Transition asset	1	1	1
Special plan termination benefits	(2,085)	(13,652)
Settlement charge			(729)
Net prior service cost	2,338
Total	(7,411)	101,057	(107,611)
Postretirement Benefits
Defined Benefit Plan Disclosure [Line Items]
Actuarial loss (gain)	(626)	(3,026)	(1,011)
Prior service cost	2,302	3,255	3,255
Actuarial gain (loss)	309	266	(25)
Total	$ 1,985	$ 495	$ 2,219